ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS [Abstract]
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2014	2015
	RMB	RMB
Accounts receivable due from:
Banks	2,052	1,690
Social security bureau	115,247	127,395
Non-retail customers	19,543	28,916
	136,842	158,001
Less: allowance for doubtful accounts	(274)	(848)
Accounts receivable, net	136,568	157,153

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2013, 2014 and 2015.

	December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at the beginning of the year	647	187	274
Provision for the year	140	365	928
Write-off of accounts receivable	(600)	(278)	(354)

Balance at the end of the year	187	274	848